Federated Total Return Series, Inc.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                November 30, 2000

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

RE:      Federated Total Return Series, Inc.
         1933 Act File No. 033-50773
         1940 Act File No. 811-07115

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Corporation hereby certifies that the definitive forms of prospectuses and statements of additional information dated November 30, 2000, used with respect to Federated Limited Duration Fund, Federated Mortgage Fund and Federated Ultrashort Bond Fund, each a series of Federated Total Return Series, Inc., that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Corporation. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 23 on November 29, 2000.

     If you have any questions regarding this certification, please contact Melissa Roverts at (202) 778-9276.

Very Truly Yours,

/s/ C. Grant Anderson
---------------------
C. Grant Anderson,
Assistant Secretary